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                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                           Philadelphia, PA 19103-6996
                             Telephone: 215-988-2700
                                Fax: 215-988-2757

                                December 26, 2001

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:   THE RBB FUND, INC.
            (1933 ACT REGISTRATION NO. 33-20827)
            (1940 ACT REGISTRATION NO. 811-5518)
            ------------------------------------

Ladies and Gentlemen:

      On behalf of The RBB Fund, Inc. (the "Company") and pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), I hereby certify that (i) the Prospectus and Statement of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 of the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 75 to the Company's Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 ("Post-Effective Amendment No. 75"), which was filed on December 7, 2001; and
(ii) the text of Post-Effective Amendment No. 75 has been filed electronically:

      1. Bear Stearns Family Prospectus dated December 18, 2001 for the Money Market Portfolio, Municipal Money Market Portfolio and Government Obligations Money Market Portfolio; and

      2. Bear Stearns Family Statement of Additional Information dated December 18, 2001 for the Money Market Portfolio, Municipal Money Market Portfolio and Government Obligations Money Market Portfolio.

      If you have any questions or comments regarding this filing, do not hesitate to contact me at 215-988-2699.

                                                    Very truly yours,

                                                    /s/ Nancy P. O'Hara
                                                    --------------------
                                                    Nancy P. O'Hara